Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 25,498,000	$ 2,764,000
Other financial assets at amortized cost
Financial assets at amortised cost	154,035,000	347,809,000
Financial assets	179,533,000	350,573,000
Vitol [Member]
Other financial assets at amortized cost
Advance payments received under prepayment		152,000,000
Derivative financial instrument assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	25,498,000	2,764,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	39,095,000	40,211,000
Financial assets	39,095,000	40,211,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	14,610,000	9,740,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	12,000	21,108,000
Cash and cash equivalents [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 100,318,000	$ 276,750,000